Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loan Components

The components of loans receivables, net at December 31, 2016 and 2015 were as follows:

Loans Receivable Components
December 31,	2016	2015
Commercial:
Commercial and industrial	$235,946	$230,681
CRE owner occupied	231,348	228,191
CRE non-owner occupied	742,662	625,700
Land and development	67,165	68,070
Consumer:
Home equity lines of credit	110,377	130,401
Home equity term loans	9,104	12,383
Residential real estate	210,874	249,975
Other	2,442	3,108
Total gross loans receivable	1,609,918	1,548,509
Allowance for loan losses	(15,541)	(18,008)
Loans receivable, net	$1,594,377	$1,530,501

Loans on Non-accrual Status

Loans on Non-accrual Status
December 31,	2016	2015
Commercial:
Commercial	$—	$219
CRE owner occupied	213	381
CRE non-owner occupied	517	—
Consumer:
Home equity term loans	72	88
Residential real estate	810	1,417
Other	85	102
Total non-accrual loans	$1,697	$2,207
Troubled debt restructurings, non-accrual	$1,404	$910